Results for the year - Income taxes and deferred income taxes - Income taxes paid (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Income taxes paid in Denmark for current year	kr 16,242	kr 9,181	kr 9,703
Income taxes paid outside Denmark for current year	8,906	5,647	3,439
Income taxes paid/(repayments) relating to prior years	749	(313)	1,296
Income taxes paid	kr 25,897	kr 14,515	kr 14,438